Other Assets and Other Liabilities - Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Interest commitments	$ 13,499	$ 9,879
Deferred tax liability (Note 15)	0	1,072
Other	1,123	1,408
Total Other liabilities	$ 14,622	$ 12,359